000 B000000 12/31/2011
000 C000000 0001465214
000 D000000 N
000 E000000 NF
000 F000000 Y
000 G000000 N
000 H000000 N
000 I000000 6.1
000 J000000 A
001 A000000 JOHN HANCOCK COLLATERAL INVESTMENT TRUST
001 B000000 811-22303
001 C000000 6173751547
002 A000000 101 HUNTINGTON AVE
002 B000000 BOSTON
002 C000000 MA
002 D010000 02199
002 D020000 7603
003  000000 N
004  000000 N
005  000000 N
006  000000 N
007 A000000 Y
007 B000000  1
007 C010400  4
007 C020400 John Hancock Collateral Investment Trust
007 C030400 N
077 A000000 Y
077 B000000 Y
077 C000000 N
077 D000000 N
077 E000000 N
077 F000000 N
077 G000000 N
077 H000000 N
077 I000000 N
077 J000000 N
077 K000000 N
077 L000000 N
077 M000000 N
077 N000000 N
077 O000000 N
077 P000000 N
077 Q010000 N
077 Q020000 N
077 Q030000 N
SIGNATURE   CAROLYN M. FLANAGAN
TITLE       SECRETARY AND CHIEF LEGAL OFFICER
This Form N-SAR B is updated for the inclusion of the Independent Registered Public Accountant's Name and location, as shown in Exhibit EX-99-77B ACCT LTR